Liquidity and Going Concern Assessment (Details) $ / shares in Units, $ in Millions						12 Months Ended
	Dec. 18, 2023 USD ($) $ / shares shares	Jul. 31, 2023 USD ($) $ / shares	Oct. 03, 2022 USD ($)	Jun. 07, 2022 USD ($) $ / shares shares	Feb. 17, 2022 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 kr / shares	Dec. 18, 2023 kr / shares	Dec. 31, 2022 kr / shares	Aug. 31, 2022 kr / shares	Jun. 07, 2022 kr / shares	Jan. 04, 2021 kr / shares
Liquidity and Going Concern Assessments
Number of warrants to be granted | shares					351,036
2023 SPA Investor Warrants
Liquidity and Going Concern Assessments
IFRS warrants and rights outstanding, term	3 years
Ordinary shares par value | kr / shares									kr 1
Shares sold (in shares) | shares	9,726,898
Gross proceeds from exercise of warrants	$ 6.8
Ordinary Shares
Liquidity and Going Concern Assessments
Ordinary shares par value | kr / shares								kr 1		kr 1	kr 1		kr 1
Ordinary Shares | 2023 SPA Investor Warrants
Liquidity and Going Concern Assessments
Exercise price per warrant | $ / shares						$ 0.71
Number of warrants to be granted | shares						9,726,898
Gross proceeds from exercise of warrants						$ 2.6
Lincoln Park Purchase Agreement | ADS
Liquidity and Going Concern Assessments
Maximum aggregate value of shares to sell				$ 40.0
Period of agreement (in months)				36 months
Maximum value of shares to sell in a single value of shares to sell in a single transaction				$ 1.5
Number of shares issued as commitment fee | shares				428,572
Value of shares issued as commitment fee				$ 1.2
Ordinary shares par value | kr / shares												kr 1
Share purchase price | $ / shares				$ 2.80
At-The-Market Issuance Sales Agreement
Liquidity and Going Concern Assessments
Percentage of commission to be paid			3.00%
Ordinary shares par value | kr / shares								kr 1
Shares sold (in shares) | shares						3,679,954
At-The-Market Issuance Sales Agreement | ADS
Liquidity and Going Concern Assessments
Maximum aggregate value of shares to sell			$ 14.4
Percentage of commission to be paid			3.00%
Threshold period of prior notice to terminate agreement			10 days
Shares sold (in shares) | shares							118,853
Proceeds from issue of shares						$ 6.4	$ 0.3
Share purchase price | $ / shares						$ 17.10	$ 27.40
At-The-Market Issuance Sales Agreement | Ordinary Shares
Liquidity and Going Concern Assessments
Ordinary shares par value | kr / shares										kr 1
Financing Agreement with Global Growth Holding Limited
Liquidity and Going Concern Assessments
Period of agreement (in months)		36 months
Ordinary shares par value | $ / shares		$ 1
Right to issue maximum amount of notes in tranches		$ 0.7
Commitment fee payable		1.1
Maximum Amount Of Convertible Notes That Can Be Issued		$ 20.0
Private placement
Liquidity and Going Concern Assessments
Proceeds from issue of shares	$ 5.3
Private placement | 2023 SPA Investor Warrants
Liquidity and Going Concern Assessments
IFRS warrants and rights outstanding, term	3 years
Exercise price per warrant | $ / shares	$ 0.71
Proceeds from issue of shares	$ 5.3
Share purchase price | $ / shares	$ 0.54
Gross proceeds from exercise of warrants	$ 6.8
Private placement | Ordinary Shares
Liquidity and Going Concern Assessments
Shares sold (in shares) | shares	9,726,898
Private placement | Ordinary Shares | 2023 SPA Investor Warrants
Liquidity and Going Concern Assessments
Exercise price per warrant | $ / shares	$ 0.71
Number of warrants to be granted | shares	9,726,898
Share purchase price | $ / shares	$ 0.54